SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details) In Millions, unless otherwise specified	12 Months Ended										12 Months Ended																														0 Months Ended	12 Months Ended										12 Months Ended
	Dec. 31, 2014 RUB	Dec. 31, 2013 RUB	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2014 MTS International Notes due 2020 and 2023 Accrued liabilities RUB	Dec. 31, 2013 MTS International Notes due 2020 and 2023 Accrued liabilities RUB	Dec. 31, 2014 MTS International Notes due 2020 and 2023 Notes payable, net of current portion RUB	Dec. 31, 2013 MTS International Notes due 2020 and 2023 Notes payable, net of current portion RUB	Dec. 31, 2014 MTS International Notes due 2020	Dec. 31, 2014 MTS International Notes due 2023	Dec. 31, 2014 MTS-Turkmenistan	Dec. 31, 2013 MTS-Turkmenistan	Dec. 31, 2014 MTS Bermuda	Dec. 31, 2013 MTS Bermuda	Dec. 31, 2014 MTS Finance	Dec. 31, 2013 MTS Finance	Dec. 31, 2014 MTS Ukraine	Dec. 31, 2013 MTS Ukraine	Dec. 31, 2014 RTC	Dec. 31, 2013 RTC	Dec. 31, 2014 Sibintertelecom	Dec. 31, 2013 Sibintertelecom	Dec. 31, 2013 TVT	Dec. 31, 2014 Sputnikovoe TV	Dec. 31, 2013 Sputnikovoe TV	Dec. 31, 2013 Sistema Telecom	Dec. 31, 2013 Elf Group	Dec. 31, 2013 Intercom	Dec. 31, 2013 ZhelGorTeleCom	Dec. 31, 2013 Pilot	Dec. 31, 2013 TVKiK	Dec. 31, 2014 Dega	Dec. 31, 2013 Dega	Dec. 31, 2014 SMARTS	Dec. 31, 2014 Metro-Telecom	Dec. 31, 2013 Metro-Telecom	Dec. 31, 2014 MGTS	Dec. 31, 2013 MGTS	Dec. 31, 2014 K-Telecom	Dec. 31, 2013 K-Telecom	Sep. 24, 2014 UMS	Dec. 31, 2014 UMS	Dec. 31, 2014 MTS International Funding Limited ("MTS International") RUB	Dec. 31, 2013 MTS International Funding Limited ("MTS International") RUB	Dec. 31, 2012 MTS International Funding Limited ("MTS International") RUB	Dec. 31, 2014 MTS International Funding Limited ("MTS International") MTS International Notes due 2020 USD ($)	Dec. 31, 2014 MTS International Funding Limited ("MTS International") MTS International Notes due 2020 RUB	Dec. 31, 2010 MTS International Funding Limited ("MTS International") MTS International Notes due 2020 USD ($)	Dec. 31, 2014 MTS International Funding Limited ("MTS International") MTS International Notes due 2023 USD ($)	Dec. 31, 2014 MTS International Funding Limited ("MTS International") MTS International Notes due 2023 RUB	Dec. 31, 2013 MTS International Funding Limited ("MTS International") MTS International Notes due 2023 USD ($)	Dec. 31, 2014 Intellect Telecom	Dec. 31, 2013 Intellect Telecom	Dec. 31, 2014 Stream	Dec. 31, 2013 Stream	Dec. 31, 2014 MTS Belarus	Dec. 31, 2013 MTS Belarus	Dec. 31, 2014 MTS Bank	Dec. 31, 2013 MTS Bank	Dec. 31, 2014 OZON Holdings Limited
Investments in significant legal entities
Ownership interest in equity investment (as a percent)											100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	95.00%	95.00%	94.60%	94.60%	80.00%	80.00%	50.01%	50.01%										47.30%	47.30%	45.00%	45.00%	49.00%	49.00%	27.00%	26.30%	10.80%
Debt issued by consolidated variable interest entity																																																$ 750			$ 500
Repurchase value of notes																																														126.9	5,043.0		21.5	781.0
Stated interest rate (as percent)									8.625%	5.00%																																						8.625%			5.00%
Cash and cash equivalents	61,566	30,612	22,014	59,589																																							3	1
Intercompany Receivable from MTS OJSC																																											70,535	41,035
Total assets																																											70,538	41,036
Interest payable	1,830	1,792			187	123																																					212	123
Notes payable due 2020 and 2023	83,776	85,282					61,977	40,912																																			70,323	40,912
Other payables	3,986	1,498																																									3	1
Total liabilities																																											70,538	41,036
Costs incurred in connection with notes maintenance activities included in the interest expense	16,453	15,498	17,673																																								4,080	2,535	2,011